LVIP Wellington SMID Cap Value Fund
Schedule of Investments
September 30, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–99.24%
Aerospace & Defense–4.16%
Curtiss-Wright Corp.	33,317	$ 4,636,394
Howmet Aerospace, Inc.	117,433	3,632,202
Spirit AeroSystems Holdings, Inc. Class A	146,263	3,206,085
		11,474,681
Airlines–0.58%
†JetBlue Airways Corp.	239,542	1,588,163
		1,588,163
Auto Components–2.27%
Gentex Corp.	148,545	3,541,313
†Visteon Corp.	25,518	2,706,439
		6,247,752
Banks–12.80%
Ameris Bancorp	108,926	4,870,081
Atlantic Union Bankshares Corp.	51,664	1,569,552
Cadence Bank	203,181	5,162,829
SouthState Corp.	56,671	4,483,809
Synovus Financial Corp.	135,803	5,093,971
†Triumph Bancorp, Inc.	30,119	1,636,968
Webster Financial Corp.	83,999	3,796,755
Western Alliance Bancorp	65,632	4,314,648
Zions Bancorp NA	85,323	4,339,528
		35,268,141
Building Products–2.91%
†Builders FirstSource, Inc.	101,407	5,974,900
†PGT Innovations, Inc.	97,027	2,033,686
		8,008,586
Chemicals–2.29%
Celanese Corp.	28,262	2,553,189
FMC Corp.	35,592	3,762,074
		6,315,263
Commercial Services & Supplies–1.76%
†Clean Harbors, Inc.	44,075	4,847,369
		4,847,369
Communications Equipment–3.16%
†F5, Inc.	30,869	4,467,671
†Lumentum Holdings, Inc.	61,783	4,236,460
		8,704,131
Construction & Engineering–0.92%
†Fluor Corp.	102,372	2,548,039
		2,548,039
Diversified Financial Services–1.93%
Voya Financial, Inc.	88,147	5,332,893
		5,332,893
Electric Utilities–2.56%
Alliant Energy Corp.	68,400	3,624,516
Evergy, Inc.	57,935	3,441,339
		7,065,855
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electrical Equipment–1.31%
Regal Rexnord Corp.	25,792	$ 3,620,165
		3,620,165
Electronic Equipment, Instruments & Components–2.56%
†Coherent Corp.	58,425	2,036,111
†Flex Ltd.	124,940	2,081,501
National Instruments Corp.	77,873	2,938,927
		7,056,539
Equity Real Estate Investment Trusts–7.13%
American Assets Trust, Inc.	67,663	1,740,292
Americold Realty Trust, Inc.	106,644	2,623,442
Essential Properties Realty Trust, Inc.	179,097	3,483,437
First Industrial Realty Trust, Inc.	75,126	3,366,396
Gaming & Leisure Properties, Inc.	104,953	4,643,121
†Ryman Hospitality Properties, Inc.	51,389	3,781,717
		19,638,405
Food & Staples Retailing–1.58%
†U.S. Foods Holding Corp.	164,724	4,355,303
		4,355,303
Food Products–0.85%
†Sovos Brands, Inc.	165,472	2,356,321
		2,356,321
Gas Utilities–0.58%
ONE Gas, Inc.	22,532	1,586,027
		1,586,027
Health Care Equipment & Supplies–5.01%
†Avanos Medical, Inc.	87,093	1,896,886
DENTSPLY SIRONA, Inc.	61,141	1,733,347
†Haemonetics Corp.	42,147	3,120,142
†ICU Medical, Inc.	21,915	3,300,399
†Integra LifeSciences Holdings Corp.	88,828	3,762,754
		13,813,528
Health Care Providers & Services–3.60%
Encompass Health Corp.	87,939	3,977,481
†Enhabit, Inc.	94,305	1,324,042
†Molina Healthcare, Inc.	14,016	4,623,038
		9,924,561
Hotels, Restaurants & Leisure–2.14%
†Denny's Corp.	258,085	2,428,580
Wyndham Hotels & Resorts, Inc.	56,653	3,475,661
		5,904,241
Household Durables–1.30%
†Meritage Homes Corp.	50,927	3,578,640
		3,578,640
LVIP Wellington SMID Cap Value Fund–1

LVIP Wellington SMID Cap Value Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance–9.55%
Aegon NV	1,133,047	$ 4,486,866
Everest Re Group Ltd.	14,504	3,806,430
Globe Life, Inc.	53,487	5,332,654
Hanover Insurance Group, Inc.	31,646	4,055,119
James River Group Holdings Ltd.	149,019	3,399,123
Kemper Corp.	127,215	5,248,891
		26,329,083
Interactive Media & Services–0.76%
†Cargurus, Inc.	101,854	1,443,271
†Taboola.com Ltd.	357,348	646,800
		2,090,071
IT Services–0.92%
†FleetCor Technologies, Inc.	14,386	2,534,382
		2,534,382
Life Sciences Tools & Services–1.35%
†Syneos Health, Inc.	79,043	3,726,877
		3,726,877
Machinery–5.07%
Esab Corp.	51,895	1,731,217
Flowserve Corp.	86,610	2,104,623
Ingersoll Rand, Inc.	62,988	2,724,861
John Bean Technologies Corp.	31,686	2,724,996
†Middleby Corp.	36,537	4,682,947
		13,968,644
Metals & Mining–1.69%
Reliance Steel & Aluminum Co.	26,672	4,651,864
		4,651,864
Oil, Gas & Consumable Fuels–4.43%
Coterra Energy, Inc.	163,162	4,261,792
Delek U.S. Holdings, Inc.	45,442	1,233,296
Diamondback Energy, Inc.	31,933	3,846,649
Marathon Oil Corp.	127,449	2,877,798
		12,219,535
Professional Services–1.67%
Leidos Holdings, Inc.	52,520	4,593,924
		4,593,924
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Road & Rail–1.32%
Knight-Swift Transportation Holdings, Inc.	74,186	$ 3,629,921
		3,629,921
Semiconductors & Semiconductor Equipment–3.33%
†Allegro MicroSystems, Inc.	117,856	2,575,154
†Cirrus Logic, Inc.	37,824	2,602,291
MKS Instruments, Inc.	30,013	2,480,274
†Synaptics, Inc.	15,244	1,509,309
		9,167,028
Software–0.10%
†Progress Software Corp.	6,600	280,830
		280,830
Specialty Retail–2.89%
†Burlington Stores, Inc.	17,040	1,906,606
†Five Below, Inc.	18,174	2,502,014
Monro, Inc.	81,832	3,556,419
		7,965,039
Textiles, Apparel & Luxury Goods–2.06%
Columbia Sportswear Co.	36,678	2,468,429
Steven Madden Ltd.	120,432	3,211,922
		5,680,351
Trading Companies & Distributors–2.70%
†AerCap Holdings NV	128,389	5,434,706
Herc Holdings, Inc.	19,288	2,003,638
		7,438,344
Total Common Stock (Cost $266,800,216)		273,510,496

MONEY MARKET FUND–0.76%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 2.94%)	2,091,254	2,091,254
Total Money Market Fund (Cost $2,091,254)		2,091,254

TOTAL INVESTMENTS–100.00% (Cost $268,891,470)	275,601,750
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–0.00%	(10,910)
NET ASSETS APPLICABLE TO 12,249,543 SHARES OUTSTANDING–100.00%	$275,590,840

† Non-income producing.

Summary of Abbreviations:
IT–Information Technology
See accompanying notes.
LVIP Wellington SMID Cap Value Fund–2

LVIP Wellington SMID Cap Value Fund
Notes
September 30, 2022 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Wellington SMID Cap Value Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Investment Advisors Corporation ("LIAC"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
 The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$273,510,496	$—	$—	$273,510,496
Money Market Fund	2,091,254	—	—	2,091,254
Total Investments	$275,601,750	$—	$—	$275,601,750
There were no Level 3 investments at the beginning or end of the period.
LVIP Wellington SMID Cap Value Fund–3